HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2020
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

11.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2018	2019	2020
Rents	2,406	2,624	3,485
Utilities	399	404	478
Personnel costs	1,663	1,854	2,501
Depreciation and amortization	869	960	1,316
Consumable, food and beverage	673	793	885
Others	466	555	1,064
Total	6,476	7,190	9,729